JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.6%
Aerospace & Defense — 0.4%
Hexcel Corp.	290	10,772

Auto Components — 0.5%
Fox Factory Holding Corp. * (a)	343	14,392

Automobiles — 0.7%
Winnebago Industries, Inc.	659	18,314

Banks — 1.2%
First Financial Bankshares, Inc. (a)	830	22,288
Signature Bank	133	10,702

		32,990

Biotechnology — 15.0%
ACADIA Pharmaceuticals, Inc. *	561	23,695
Alector, Inc. * (a)	523	12,630
Amicus Therapeutics, Inc. *	2,831	26,155
Atara Biotherapeutics, Inc. *	986	8,389
Avrobio, Inc. * (a)	956	14,877
Biohaven Pharmaceutical Holding Co. Ltd. *	587	19,969
Blueprint Medicines Corp. * (a)	404	23,636
Bridgebio Pharma, Inc. * (a)	462	13,412
Coherus Biosciences, Inc. * (a)	1,758	28,515
FibroGen, Inc. * (a)	709	24,629
G1 Therapeutics, Inc. * (a)	701	7,731
Global Blood Therapeutics, Inc. * (a)	183	9,374
Halozyme Therapeutics, Inc. * (a)	1,977	35,560
Heron Therapeutics, Inc. * (a)	1,423	16,702
Homology Medicines, Inc. * (a)	928	14,422
Intercept Pharmaceuticals, Inc. * (a)	280	17,642
Natera, Inc. * (a)	1,162	34,696
Orchard Therapeutics plc, ADR (United Kingdom) *	47	355
REGENXBIO, Inc. * (a)	490	15,864
REVOLUTION Medicines, Inc. * (a)	270	5,916
Rubius Therapeutics, Inc. * (a)	690	3,070
Sage Therapeutics, Inc. *	205	5,879
Twist Bioscience Corp. * (a)	957	29,276
Viela Bio, Inc. * (a)	410	15,573

		407,967

Building Products — 4.9%
Advanced Drainage Systems, Inc.	1,316	38,754
Fortune Brands Home & Security, Inc.	149	6,460
Simpson Manufacturing Co., Inc.	648	40,142
Trex Co., Inc. * (a)	585	46,843

		132,199

Capital Markets — 1.3%
Evercore, Inc., Class A	415	19,095
Focus Financial Partners, Inc., Class A * (a)	720	16,573

		35,668

Commercial Services & Supplies — 2.7%
Brink’s Co. (The)	440	22,885
MSA Safety, Inc.	493	49,866

		72,751

Communications Equipment — 0.9%
Ciena Corp. *	615	24,480

Distributors — 1.4%
Pool Corp.	196	38,660

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	159	16,169
OneSpaWorld Holdings Ltd. (Bahamas) (a)	740	3,005

		19,174

Electrical Equipment — 2.2%
Generac Holdings, Inc. *	645	60,110

Electronic Equipment, Instruments & Components — 0.8%
Littelfuse, Inc.	166	22,167

Entertainment — 0.8%
Glu Mobile, Inc. *	2,166	13,624
Sciplay Corp., Class A *	873	8,320

		21,944

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	652	17,459
EastGroup Properties, Inc.	221	23,124
National Health Investors, Inc.	259	12,813
Terreno Realty Corp.	490	25,353

		78,749

Food & Staples Retailing — 2.0%
Grocery Outlet Holding Corp. * (a)	778	26,711
Performance Food Group Co. *	1,129	27,900

		54,611

Food Products — 1.6%
Freshpet, Inc. *	681	43,503

Health Care Equipment & Supplies — 4.5%
Insulet Corp. *	115	19,084
iRhythm Technologies, Inc. * (a)	523	42,533
Nevro Corp. * (a)	440	43,942
Shockwave Medical, Inc. * (a)	513	17,006

		122,565

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. * (a)	754	13,842
Amedisys, Inc. * (a)	353	64,801

		78,643

Health Care Technology — 3.2%
Evolent Health, Inc., Class A * (a)	1,582	8,592
Teladoc Health, Inc. *	503	77,946

		86,538

Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp.	1,461	21,066
Planet Fitness, Inc., Class A *	516	25,106
Red Rock Resorts, Inc., Class A	1,131	9,674
Texas Roadhouse, Inc.	708	29,256

		85,102

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 1.1%
Helen of Troy Ltd. *	102	14,653
TRI Pointe Group, Inc. *	1,662	14,579

		29,232

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	151	18,930

Insurance — 1.2%
eHealth, Inc. * (a)	234	32,948

Internet & Direct Marketing Retail — 0.6%
Farfetch Ltd., Class A (United Kingdom) * (a)	1,370	10,821
RealReal, Inc. (The) * (a)	830	5,815

		16,636

IT Services — 3.5%
I3 Verticals, Inc., Class A * (a)	467	8,915
ManTech International Corp., Class A	693	50,348
MongoDB, Inc. * (a)	147	20,070
Wix.com Ltd. (Israel) *	164	16,514

		95,847

Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A * (a)	144	8,972
Adaptive Biotechnologies Corp. * (a)	199	5,540
Personalis, Inc. * (a)	737	5,945

		20,457

Machinery — 3.4%
Graco, Inc.	559	27,221
ITT, Inc.	551	24,994
John Bean Technologies Corp.	515	38,243

		90,458

Marine — 0.4%
Kirby Corp. *	244	10,610

Media — 1.3%
New York Times Co. (The), Class A	1,172	36,000

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	326	15,118

Pharmaceuticals — 3.2%
Horizon Therapeutics plc *	1,297	38,423
Optinose, Inc. *	1,190	5,344
Revance Therapeutics, Inc. * (a)	1,478	21,876
TherapeuticsMD, Inc. *	5,026	5,328
Tricida, Inc. *(a)	684	15,054

		86,025

Professional Services — 0.9%
FTI Consulting, Inc. *	209	25,078

Road & Rail — 1.4%
Lyft, Inc., Class A * (a)	305	8,185
Saia, Inc. * (a)	417	30,656

		38,841

Semiconductors & Semiconductor Equipment — 7.6%
Enphase Energy, Inc. * (a)	933	30,128
Entegris, Inc.	919	41,155
Inphi Corp. * (a)	610	48,273
MKS Instruments, Inc. (a)	450	36,662
Monolithic Power Systems, Inc.	129	21,542
Semtech Corp. *	573	21,483
SolarEdge Technologies, Inc. *(a)	82	6,751

		205,994

Software — 12.0%
Anaplan, Inc. * (a)	573	17,341
Bill.Com Holdings, Inc. * (a)	320	10,942
Blackline, Inc. *	203	10,698
Coupa Software, Inc. *	75	10,549
CyberArk Software Ltd. * (a)	300	25,698
Dynatrace, Inc. *	884	21,063
Elastic NV *	379	21,160
Envestnet, Inc. *	688	37,026
Everbridge, Inc. * (a)	197	20,925
Globant SA (Argentina) *	115	10,123
HubSpot, Inc. *	191	25,471
Medallia, Inc. * (a)	788	15,795
Proofpoint, Inc. *	255	26,160
Smartsheet, Inc., Class A * (a)	601	24,966
Zendesk, Inc. * (a)	272	17,419
Zscaler, Inc. * (a)	505	30,726

		326,062

Specialty Retail — 2.9%
Aaron’s, Inc.	240	5,468
Hudson Ltd., Class A *	2,011	10,097
Lithia Motors, Inc., Class A (a)	349	28,550
National Vision Holdings, Inc. *	1,788	34,725

		78,840

Textiles, Apparel & Luxury Goods — 0.4%
Wolverine World Wide, Inc.	740	11,248

Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	456	20,839
Rush Enterprises, Inc., Class A	731	23,339
SiteOne Landscape Supply, Inc. *	434	31,976

		76,154

TOTAL COMMON STOCKS (Cost $2,568,451)		2,675,777

	No. of Rights (000)
RIGHTS — 0.0%(b)
Biotechnology — 0.0%(b)
Clementia Pharmaceuticals, Inc. (Canada) *‡ (Cost $—)	927	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 11.3%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (d) (e) (Cost $81,605)	81,613	81,621

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	180,016	179,981
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	45,013	45,013

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $225,056)		224,994

TOTAL SHORT-TERM INVESTMENTS (Cost $306,661)		306,615

Total Investments — 109.9% (Cost $2,875,112)		2,982,392
Liabilities in Excess of Other Assets — (9.9)%		(267,688)

Net Assets — 100.0%		2,714,704

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $216,825,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$2,982,392	$—	$—	(b)	$2,982,392

(a)	All portfolio holdings designated as level 1 level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a)(b)	$24,541	$1,196,491	$1,139,373	$(54)	$16	$81,621	81,613	$801	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a)(b)	341,079	704,000	864,999	(5)	(94)	179,981	180,016	4,112	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(b)	75,263	746,559	776,809	—	—	45,013	45,013	621	—

Total	$440,883	$2,647,050	$2,781,181	$(59)	$(78)	$306,615		$5,534	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.